Schedule of Gross and Net Amount for Company's OTC Derivatives Subject to Enforceable Master Netting Arrangements (Detail) - OTC derivatives - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting Assets [Line Items]
Gross amount	$ 846	$ 1,078
Derivative Asset,Counter-party netting	(846)	(391)
Derivative asset, offset under cash collateral (received) pledged	0	(590)
Derivative Asset, Net amount on balance sheet	0	97
Derivative Asset, Securities collateral (received) pledged	0	0
Derivative Asset, Net amount		97
Gross amount	(88)	(14)
Liability derivatives, Gross asset	846	391
Derivative liability offsets under cash collateral pledged	(831)	(380)
Net amount on balance sheet	(73)	(3)
Securities collateral (received) pledged	0	0
Net amount	$ (73)	$ (3)